AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

This  report is not to be  construed  as an  offering  for sale of any  Variable
   Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 2 .................  1

   Statement of Assets and Liabilities .....................................  2

   Statement of Operations .................................................  4

   Statements of Changes in Net Assets .....................................  6

   Notes to Financial Statements ...........................................  9

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                          Investment Company
                                                          ---------------------------------------------------
                                                           Money                  Equity    Mid-Cap
                                                           Market   All America   Index   Equity Index   Bond
                                                           Fund        Fund        Fund       Fund       Fund
                                                           ------   -----------   ------  ------------   ----
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $13,969
   All America Fund -- $98,631
   Equity Index Fund -- $122,089
   Mid-Cap Equity Index Fund -- $9,129
   Bond Fund -- $48,529)
   (Notes 1 and 2) ....................................   $ 13,754    $ 75,000   $108,006   $  9,331   $ 48,360
Due from (To) General Account .........................         (8)        518        669        118        233
                                                          --------    --------   --------   --------   --------
NET ASSETS ............................................   $ 13,746    $ 75,518   $108,675   $  9,449   $ 48,593
                                                          ========    ========   ========   ========   ========
UNIT VALUE AT JUNE 30, 2001 (Note 5) ..................   $   2.26    $   8.46   $   2.85   $   1.28   $   3.49
                                                          ========    ========   ========   ========   ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) .............................      6,075       8,926     38,152      7,360     13,937
                                                          ========    ========   ========   ========   ========

                                                                         Investment Company
                                                          ---------------------------------------------
                                                                                             Aggressive
                                                         Short-Term  Mid-Term    Composite    Equity
                                                         Bond Fund   Bond Fund     Fund        Fund
                                                         ----------  ---------   ---------   ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $1,987
   Mid-Term Bond Fund -- $1,335
   Composite Fund -- $26,166
   Aggressive Equity Fund -- $79,482)
   (Notes 1 and 2) ....................................   $ 1,981     $ 1,328     $25,004     $80,904
Due from (To) General Account .........................         6           8          67         465
                                                          -------     -------     -------     -------
NET ASSETS ............................................   $ 1,987     $ 1,336     $25,071     $81,369
                                                          =======     =======     =======     =======
UNIT VALUE AT JUNE 30, 2001 (Note 5) ..................   $  1.42     $  1.45     $  5.27     $  2.60
                                                          =======     =======     =======     =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) .............................     1,404         924       4,760      31,258
                                                          =======     =======     =======     =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                                            American
                                                                 Scudder                    Century
                                                 --------------------------------------   ------------
                                                               Capital                     VP Capital
                                                   Bond        Growth     International   Appreciation
                                                   Fund         Fund          Fund            Fund
                                                 --------     --------    -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $4,666
   Scudder Capital Growth Fund -- $93,980
   Scudder International Fund -- $39,219
   American Century VP
     Capital Appreciation Fund -- $12,665)
   (Notes 1 and 2) ...........................   $  4,649     $ 75,223      $ 27,788        $  9,129
Due from (To) General Account ................          2          (69)          (49)            110
                                                 --------     --------      --------        --------
NET ASSETS ...................................   $  4,651     $ 75,154      $ 27,739        $  9,239
                                                 ========     ========      ========        ========
UNIT VALUE AT JUNE 30, 2001 (Note 5) .........   $  14.22     $  37.43      $  16.23        $  16.08
                                                 ========     ========      ========        ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) ....................        327        2,008         1,709             575
                                                 ========     ========      ========        ========

                                                        Calvert                   Fidelity
                                                       --------     ---------------------------------------
                                                        Social           VIP        VIP II       VIP II
                                                       Balanced     Equity-Income   Contra    Asset Manager
                                                         Fund           Fund         Fund         Fund
                                                       --------     -------------   ------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $22,163
   VIP Equity-Income Fund -- $22,935 VIP
   II Contra Fund -- $250,540
   VIP II Asset Manager Fund -- $68,228)
   (Notes 1 and 2) .................................   $ 20,625       $ 21,701     $213,657     $ 59,955
Due from (To) General Account ......................         31            121           32           18
                                                       --------       --------     --------     --------
NET ASSETS .........................................   $ 20,656       $ 21,822     $213,689     $ 59,973
                                                       ========       ========     ========     ========
UNIT VALUE AT JUNE 30, 2001 (Note 5) ...............   $   3.12       $  34.16     $  26.67     $  24.14
                                                       ========       ========     ========     ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) ..........................      6,626            639        8,013        2,484
                                                       ========       ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2001 (Unaudited)

                                                                   Investment Company
                                                  ------------------------------------------------
                                                    Money       All        Equity     Mid-Cap
                                                    Market    America      Index    Equity Index
                                                    Fund        Fund        Fund        Fund
                                                  ---------   -------      ------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................   $     --    $     --    $     --    $     --
                                                  --------    --------    --------    --------
Expenses (Note 3):
   Fees and administrative expenses ...........        169         861         775          51
                                                  --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS) ..................       (169)       (861)       (775)        (51)
                                                  --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....     (1,503)    (78,468)    (11,211)        203
   Net unrealized appreciation (depreciation)
     of investments ...........................      2,106      51,129       1,903        (449)
                                                  --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................        603     (27,339)     (9,308)       (246)
                                                  --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $    434    $(28,200)   $(10,083)   $   (297)
                                                  ========    ========    ========    ========

                                                                       Investment Company
                                                  --------------------------------------------------------
                                                             Short-Term  Mid-Term               Aggressive
                                                    Bond        Bond       Bond      Composite    Equity
                                                    Fund        Fund       Fund        Fund        Fund
                                                    ----     ----------  --------    ---------  ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................   $     --    $     --    $     --    $     --    $     --
                                                  --------    --------    --------    --------    --------
Expenses (Note 3):
   Fees and administrative expenses ...........        307          60           7         261         457
                                                  --------    --------    --------    --------    --------
Net Investment Income (Loss) ..................       (307)        (60)         (7)       (261)       (457)
                                                  --------    --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....       (579)     (1,578)         (2)     (1,416)      1,626
   Net unrealized appreciation (depreciation)
     of investments ...........................      3,468       2,157          83      (1,344)    (11,292)
                                                  --------    --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................      2,889         579          81      (2,760)     (9,666)
                                                  --------    --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $  2,582    $    519    $     74    $ (3,021)   $(10,123)
                                                  ========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                           American
                                                                 Scudder                   Century
                                                  ------------------------------------   ------------
                                                               Capital                    VP Capital
                                                    Bond       Growth    International   Appreciation
                                                    Fund        Fund         Fund            Fund
                                                  --------    --------   -------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................   $    236    $  9,067      $  5,565      $  3,293
                                                  --------    --------      --------      --------
Expenses (Note 3):
   Fees and administrative expenses ...........         39         493           214            40
                                                  --------    --------      --------      --------
NET INVESTMENT INCOME (LOSS) ..................        197       8,574         5,351         3,253
                                                  --------    --------      --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....        603     (10,457)       (1,983)       (4,019)
   Net unrealized appreciation (depreciation)
     of investments ...........................       (530)    (22,255)      (12,442)       (2,314)
                                                  --------    --------      --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................         73     (32,712)      (14,425)       (6,333)
                                                  --------    --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $    270    $(24,138)     $ (9,074)     $ (3,080)
                                                  ========    ========      ========      ========

                                                   Calvert                Fidelity
                                                  --------  ----------------------------------
                                                                 VIP                   VIP II
                                                   Social      Equity-     VIP II       Asset
                                                  Balanced     Income      Contra      Manager
                                                    Fund        Fund        Fund         Fund
                                                  --------    --------    --------    --------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................   $     --    $  2,451    $  8,848    $  4,440
                                                  --------    --------    --------    --------
Expenses (Note 3):
   Fees and administrative expenses ...........        133         191       1,000         320
                                                  --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS) ..................       (133)      2,260       7,848       4,120
                                                  --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....     (1,509)       (427)     (7,902)     (2,563)
   Net unrealized appreciation (depreciation)
     of investments ...........................        541      (3,360)    (29,137)     (4,842)
                                                  --------    --------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................       (968)     (3,787)    (37,039)     (7,405)
                                                  --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $ (1,101)   $ (1,527)   $(29,191)   $ (3,285)
                                                  ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN Net Assets

                                                                             Investment Company
                                           --------------------------------------------------------------------------------------
                                                  Money Market Fund          All America Fund          Equity Index Fund

                                           ----------------------------  --------------------------    --------------------------
                                            For the Six      For the      For the Six    For the       For the Six     For the
                                           Months Ended    Year Ended     Months Ended   Year Ended    Months Ended   Year Ended
                                           June 30, 2001   December 31,  June 30, 2001  December 31,   June 30, 2001  December 31,
                                            (Unaudited)        2000       (Unaudited)     2000         (Unaudited)       2000
                                           -------------   ------------  -------------  -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   (169)     $    (8,771)    $    (861)   $     48,478    $    (775)   $    (52,833)
   Net realized gain (loss) on investments     (1,503)         (57,411)      (78,468)      1,312,002      (11,211)      1,430,406
   Net Unrealized appreciation
     (depreciation) of investments .......      2,106           60,965        51,129        (567,645)       1,903      (1,026,904)
                                             --------      -----------     ---------    ------------    ---------    ------------
Net Increase (Decrease) in net assets
     resulting from operations ...........        434           (5,217)      (28,200)        792,835      (10,083)        350,669
                                             --------      -----------     ---------    ------------    ---------    ------------
From Unit Transactions (Note 4):
   Contributions .........................      1,035           33,063         2,383         180,037        2,269         413,986
   Withdrawals ...........................    (30,186)      (1,587,167)     (260,240)     (1,533,285)    (122,112)     (2,196,595)
   Net Transfers .........................    (11,315)         199,013         4,405      (8,929,134)       3,301     (11,917,778)
                                             --------      -----------     ---------    ------------    ---------    ------------
Net Increase (Decrease) from unit
   transactions ..........................    (40,466)      (1,355,091)     (253,452)    (10,282,382)    (116,542)    (13,700,387)
                                             --------      -----------     ---------    ------------    ---------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ....    (40,032)      (1,360,308)     (281,652)     (9,489,547)    (126,625)    (13,349,718)
NET ASSETS:
Beginning of Period/Year .................     53,778        1,414,086       357,170       9,846,717      235,300      13,585,018
                                             --------      -----------     ---------    ------------    ---------    ------------
End of Period/Year .......................   $ 13,746      $    53,778     $  75,518    $    357,170    $ 108,675    $    235,300
                                             ========      ===========     =========    ============    =========    ============

                                                                            Investment Company
                                             --------------------------------------------------------------------------------------
                                                   Mid-Cap Equity                                               Short-Term
                                                     Index Fund                  Bond Fund                      Bond Fund
                                             ----------------------------  --------------------------    --------------------------
                                              For the Six     For the       For the Six    For the       For the Six     For the
                                             Months Ended   Year Ended      Months Ended   Year Ended    Months Ended   Year Ended
                                             June 30, 2001  December 31,   June 30, 2001  December 31,   June 30, 2001  December 31,
                                              (Unaudited)       2000        (Unaudited)     2000         (Unaudited)       2000
                                             -------------  ------------   -------------  -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $       (51)   $     3,485    $      (307)   $    (4,557)   $       (60)   $     1,785
   Net realized gain (loss) on investments           203        143,144           (579)       (62,624)        (1,578)       (81,868)
   Net Unrealized appreciation
     (depreciation) of investments .......          (449)       (19,739)         3,468        118,060          2,157         80,896
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............          (297)       126,890          2,582         50,879            519            813
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................           155          4,496             35         37,415             96          2,018
   Withdrawals ...........................        (8,483)      (516,647)       (13,440)       (83,682)       (45,124)        (2,326)
   Net Transfers .........................         2,258         51,363         (1,134)    (1,360,023)        (2,203)      (121,797)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................        (6,070)      (460,788)       (14,539)    (1,406,290)       (47,231)      (122,105)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....        (6,367)      (333,898)       (11,957)    (1,355,411)       (46,712)      (121,292)
NET ASSETS:
Beginning of Period/Year .................        15,816        349,714         60,550      1,415,961         48,699        169,991
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Period/Year .......................   $     9,449    $    15,816    $    48,593    $    60,550    $     1,987    $    48,699
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NETASSETS

                                                                              Investment Company
                                             -------------------------------------------------------------------------------------
                                                      Mid-Term                                               Aggressive Equity
                                                      Bond Fund                 Composite Fund                      Fund
                                             ----------------------------  --------------------------    --------------------------
                                              For the Six     For the       For the Six    For the       For the Six     For the
                                             Months Ended   Year Ended      Months Ended   Year Ended    Months Ended   Year Ended
                                             June 30, 2001  December 31,   June 30, 2001  December 31,   June 30, 2001  December 31,
                                              (Unaudited)       2000        (Unaudited)     2000         (Unaudited)       2000
                                             -------------  ------------   -------------  -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $        (7)   $    (1,036)   $      (261)   $   (17,973)   $      (457)   $    (5,999)
   Net realized gain (loss) on investments            (2)       (10,857)        (1,416)       375,686          1,626      2,031,178
   Net unrealized appreciation
     (depreciation) of investments .......            83         16,124         (1,344)      (198,658)       (11,292)    (1,487,157)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............            74          4,231         (3,021)       159,055        (10,123)       538,022
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................            50          3,459             68        173,534            850        281,751
   Withdrawals ...........................          (416)       (28,156)       (22,096)      (657,685)       (56,619)      (767,984)
   Net Transfers .........................           268       (189,757)           171     (4,536,344)           595     (4,269,131)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................           (98)      (214,454)       (21,857)    (5,020,495)       (55,174)    (4,755,364)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....           (24)      (210,223)       (24,878)    (4,861,440)       (65,297)    (4,217,342)
NET ASSETS:
Beginning of Period/Year .................         1,360        211,583         49,949      4,911,389        146,666      4,364,008
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Period/Year .......................   $     1,336    $     1,360    $    25,071    $    49,949    $    81,369    $   146,666
                                             ===========    ===========    ===========    ===========    ===========    ===========


                                                                                    Scudder
                                               -------------------------------------------------------------------------------------
                                                        Bond Fund               Capital Growth Fund          International Fund
                                               ---------------------------  --------------------------   --------------------------
                                                For the Six     For the      For the Six    For the      For the Six     For the
                                               Months Ended   Year Ended     Months Ended   Year Ended   Months Ended   Year Ended
                                               June 30, 2001  December 31,  June 30, 2001  December 31,  June 30, 2001  December 31,
                                                (Unaudited)       2000       (Unaudited)     2000        (Unaudited)       2000
                                               -------------  ------------  -------------  -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .............   $    197       $   9,689       $   8,574    $   951,913     $  5,351    $    542,851
  Net realized gain (loss) on investments ..        603          (4,481)        (10,457)       291,449       (1,983)      1,008,364
  Net Unrealized appreciation (depreciation)
  of investments ...........................       (530)          1,427         (22,255)    (1,230,994)     (12,442)        (80,528)
                                               --------       ---------       ---------    -----------     --------    ------------
Net Increase (Decrease) in net assets
  resulting from operations ................        270           6,635         (24,138)        12,368       (9,074)      1,470,687
                                               --------       ---------       ---------    -----------     --------    ------------
From Unit Transactions (Note 4):
  Contributions ............................         53           9,025           3,521        262,860          574         140,475
  Withdrawals ..............................    (15,338)        (51,236)       (132,159)    (1,274,606)     (57,602)       (533,038)
  Net Transfers ............................        575        (206,668)          8,907     (7,070,676)       1,597     (19,804,973)
                                               --------       ---------       ---------    -----------     --------    ------------
Net Increase (Decrease) from unit
  transactions .............................    (14,710)       (248,879)       (119,731)    (8,082,422)     (55,431)    (20,197,536)
                                               --------       ---------       ---------    -----------     --------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ......    (14,440)       (242,244)       (143,869)    (8,070,054)     (64,505)    (18,726,849)
NET ASSETS:
Beginning of Period/Year ...................     19,091         261,335         219,023      8,289,077       92,244      18,819,093
                                               --------       ---------       ---------    -----------     --------    ------------
End of Period/Year .........................   $  4,651       $  19,091       $  75,154    $   219,023     $ 27,739    $     92,244
                                               ========       =========       =========    ===========     ========    ============

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NETASSETS

                                                                         American
                                                                          Century                               Calvert
                                                               ----------------------------          ------------------------------
                                                                        VP Capital                              Social
                                                                     Appreciation Fund                      Balanced Fund
                                                               ----------------------------          ------------------------------
                                                                For the Six         For the           For the Six        For the
                                                               Months Ended       Year Ended         Months Ended      Year Ended
                                                               June 30, 2001     December 31,        June 30, 2001    December 31,
                                                                (Unaudited)          2000             (Unaudited)         2000
                                                               ------------      ------------        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............................       $     3,253        $    83,964        $      (133)      $    (3,456)
                                                               -----------        -----------        -----------       -----------
   Net realized gain (loss) on investments .............            (4,019)           823,162             (1,509)           67,199
   Net unrealized appreciation
     (depreciation) of investments .....................            (2,314)          (342,824)               541           (47,530)
                                                               -----------        -----------        -----------       -----------
Net Increase (Decrease) in net assets resulting
   from operations .....................................            (3,080)           564,302             (1,101)           16,213
                                                               -----------        -----------        -----------       -----------
From Unit Transactions (Note 4):
   Contributions .......................................               125            153,800                599            25,273
   Withdrawals .........................................           (10,384)          (399,849)           (15,471)         (117,618)
   Net Transfers .......................................            (4,445)        (1,816,998)               365          (737,340)
                                                               -----------        -----------        -----------       -----------
Net Increase (Decrease) from unit transactions .........           (14,704)        (2,063,047)           (14,507)         (829,685)
                                                               -----------        -----------        -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ..................           (17,784)        (1,498,745)           (15,608)         (813,472)
NET ASSETS:
Beginning of Period/Year ...............................            27,023          1,525,768             36,264           849,736
                                                               -----------        -----------        -----------       -----------
End of Period/Year .....................................       $     9,239        $    27,023        $    20,656       $    36,264
                                                               ===========        ===========        ===========       ===========


                                                                                Fidelity
                                             -------------------------------------------------------------------------------
                                                         VIP                     VIP II                    VIP II
                                                    Equity-Income                Contra                 Asset Manager
                                                        Fund                      Fund                      Fund
                                             ----------------------------  --------------------------    --------------------------
                                              For the Six     For the       For the Six    For the       For the Six     For the
                                             Months Ended   Year Ended      Months Ended   Year Ended    Months Ended   Year Ended
                                             June 30, 2001  December 31,   June 30, 2001  December 31,   June 30, 2001  December 31,
                                              (Unaudited)       2000        (Unaudited)     2000         (Unaudited)       2000
                                             -------------  ------------   -------------  -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $     2,260    $   199,089    $     7,848    $ 1,134,096    $     4,120    $   191,994
   Net realized gain (loss) on investments          (427)       (72,968)        (7,902)       636,653         (2,563)       (41,083)
   Net Unrealized appreciation
     (depreciation) of investments .......        (3,360)      (223,095)       (29,137)    (2,093,634)        (4,842)      (193,546)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............        (1,527)       (96,974)       (29,191)      (322,885)        (3,285)       (42,635)
                                             -----------    -----------    -----------    -----------    -----------    -----------
From Unit Transactions (Note 4):
   Contributions .........................         1,083        107,187            882        247,436            167         22,872
   Withdrawals ...........................       (38,726)      (500,250)       (86,933)    (1,763,790)       (18,256)      (378,728)
   Net Transfers .........................         1,566     (2,913,931)         3,406     (7,202,132)           (42)    (1,522,801)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................       (36,077)    (3,306,994)       (82,645)    (8,718,486)       (18,131)    (1,878,657)
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....       (37,604)    (3,403,968)      (111,836)    (9,041,371)       (21,416)    (1,921,292)
NET ASSETS:
Beginning of Period/Year .................        59,426      3,463,394        325,525      9,366,896         81,389      2,002,681
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of Period/Year .......................   $    21,822    $    59,426    $   213,689    $   325,525    $    59,973    $    81,389
                                             ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2001 are as follows:

                                                            Number of  Net Asset
                                                             Shares      Value
                                                            ---------  ---------
Investment Company Funds:
   Money Market Fund ..................................      11,143     $  1.23
   All America Fund ...................................      32,903        2.28
   Equity Index Fund ..................................      48,878        2.21
   Mid-Cap Equity Index Fund ..........................       7,680        1.22
   Bond Fund ..........................................      34,937        1.38
   Short-Term Bond Fund ...............................       1,892        1.05
   Mid-Term Bond Fund .................................       1,472        0.90
   Composite Fund .....................................      16,335        1.53
   Aggressive Equity Fund .............................      49,201        1.64
Scudder Portfolios:
   Bond Portfolio .....................................         695        6.69
   Capital Growth Portfolio--Class "A" ................       4,238       17.75
   International Portfolio--Class "A" .................       2,931        9.48
American Century VP Capital Appreciation Fund .........       1,021        8.94
Calvert Social Balanced Portfolio .....................      10,634        1.94
Fidelity Portfolios:
   Equity-Income--"Initial" Class .....................         915       23.72
   Contrafund--"Initial" Class ........................      10,341       20.66
   Asset Manager--"Initial" Class .....................       4,109       14.59

3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.    SALE OF THE COMPANY AND TRANSFER OF BUSINESS

      During 1999, the Company's former parent, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby substantially all of the Company's in-force business would be transferred (via assumption and related reinsurance agreements) to Mutual of America. During 2000, upon obtaining the approval from a substantial number of the Company's policyowners, Mutual of America assumed these contracts and all of the related assets and obligations, and replaced the Company as the issuer. Consequently, almost all of American Life's variable business was transferred to Mutual of America; a limited number of American Life policyowners remain and the Company is no longer selling group and individual variable accumulation annuity contracts through American Life Separate Account No. 2.

      Total amounts transferred by the Company throughout 2000 pursuant to these agreements amounted to approximately $77 million and are predominantly included in Net Transfers on the Statements of Changes in Net Assets. The Scudder International, Equity Index, All America and Fidelity Contra Funds accounted for the largest Separate Account No. 2 transfers amounting to $12.0 million, $10.9 million, $9.2 million and $8.3 million, respectively, for the year.

      On March 16, 2001 the sale of the Company to Inviva, Inc. (unaffiliated with Mutual of America) was completed.

5.    FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 2001 and each of the previous five years ended December 31, 2000 or, if not in existence a full year, the initial period ended December 31:

                                                            Investment Company Money Market Fund
                                               --------------------------------------------------------------
                                                2001     2000      1999        1998        1997        1996
                                               ------   ------   ---------   ---------   ---------   --------
Unit value, beginning of period/year ......... $ 2.22   $ 2.11   $    2.03   $    1.95   $    1.87   $   1.80
                                               ======   ======   =========   =========   =========   ========
Unit value, end of period/year ............... $ 2.26   $ 2.22   $    2.11   $    2.03   $    1.95   $   1.87
                                               ======   ======   =========   =========   =========   ========
Units outstanding, end of period/year ........  6,075   24,251     670,745     373,107      90,542     66,104
                                               ======   ======   =========   =========   =========   ========

                                                             Investment Company All America Fund
                                               --------------------------------------------------------------
                                                2001     2000      1999        1998        1997        1996
                                               ------   ------   ---------   ---------   ---------   --------
Unit value, beginning of period/year ......... $ 9.46   $10.05   $    8.09   $    6.76   $    5.39   $   4.52
                                               ======   ======   =========   =========   =========   ========
Unit value, end of period/year ............... $ 8.46   $ 9.46   $   10.05   $    8.09   $    6.76   $   5.39
                                               ======   ======   =========   =========   =========   ========
Units outstanding, end of period/year ........  8,926   37,775     979,623     961,495     919,295    621,536
                                               ======   ======   =========   =========   =========   ========


                                                              Investment Company Equity Index Fund
                                               --------------------------------------------------------------
                                                2001     2000      1999        1998        1997        1996
                                               ------   ------   ---------   ---------   ---------   --------
Unit value, beginning of period/year ......... $ 3.07   $ 3.41   $    2.86   $    2.26   $    1.72   $   1.42
                                               ======   ======   =========   =========   =========   ========
Unit value, end of period/year ............... $ 2.85   $ 3.07   $    3.41   $    2.86   $    2.26   $   1.72
                                               ======   ======   =========   =========   =========   ========
Units outstanding, end of period/year ........ 38,152   76,577   3,981,869   3,950,586   2,496,288    858,298
                                               ======   ======   =========   =========   =========   ========

                                                                 Investment Company Bond Fund
                                               --------------------------------------------------------------
                                                2001     2000      1999        1998        1997        1996
                                               ------   ------   ---------   ---------   ---------   --------
Unit value, beginning of period/year ......... $ 3.31   $ 3.07   $    3.17   $    3.00   $    2.75   $   2.69
                                               ======   ======   =========   =========   =========   ========
Unit value, end of period/year ............... $ 3.49   $ 3.31   $    3.07   $    3.17   $    3.00   $   2.75
                                               ======   ======   =========   =========   =========   ========
Units outstanding, end of period/year ........ 13,937   18,282     460,800     714,893     301,512    328,371
                                               ======   ======   =========   =========   =========   ========

                                                            Investment Company Short-Term Bond Fund
                                               --------------------------------------------------------------
                                                2001     2000      1999        1998        1997        1996
                                               ------   ------   ---------   ---------   ---------   --------
Unit value, beginning of period/year ......... $ 1.37   $ 1.28   $    1.24   $    1.19   $    1.14   $   1.10
                                               ======   ======   =========   =========   =========   ========
Unit value, end of period/year ............... $ 1.42   $ 1.37   $    1.28   $    1.24   $    1.19   $   1.14
                                               ======   ======   =========   =========   =========   ========
Units outstanding, end of period/year ........  1,404   35,617     132,691     126,929      24,344     17,798
                                               ======   ======   =========   =========   =========   ========

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              Investment Company Mid-Term Bond Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $ 1.38   $ 1.32   $    1.32   $    1.26   $     1.19   $     1.16

Unit value, end of period/year ................ $ 1.45   $ 1.38   $    1.32   $    1.32   $     1.26   $     1.19
                                                ======   ======   =========   =========   ==========   ==========
Units outstanding, end of period/year .........    924      989     159,690     197,045       49,001      260,862
                                                ======   ======   =========   =========   ==========   ==========

                                                                 Investment Company Composite Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $ 5.52   $ 5.61   $    4.93   $    4.36   $     3.75   $     3.39
                                                ======   ======   =========   =========   ==========   ==========
Unit value, end of period/year ................ $ 5.27   $ 5.52   $    5.61   $    4.93   $     4.36   $     3.75
                                                ======   ======   =========   =========   ==========   ==========
Units outstanding, end of period/year .........  4,760    9,047     875,960     696,121      643,537      456,304
                                                ======   ======   =========   =========   ==========   ==========

                                                              Investment Company Aggressive Equity Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $ 2.79   $ 2.85   $    2.02   $    2.15   $     1.80   $     1.43
                                                ======   ======   =========   =========   ==========   ==========
Unit value, end of period/year ................ $ 2.60   $ 2.79   $    2.85   $    2.02   $     2.15   $     1.80
                                                ======   ======   =========   =========   ==========   ==========
Units outstanding, end of period/year ......... 31,258   52,543   1,529,685   1,778,370    2,289,562    1,386,311
                                                ======   ======   =========   =========   ==========   ==========

                                                     Investment Company
                                                 Mid-Cap Equity Index Fund
                                                ---------------------------
                                                 2001     2000      1999*
                                                ------  -------   ---------
Unit value, beginning of period/year .......... $ 1.28  $  1.11   $    1.00
                                                ======  =======   =========
Unit value, end of period/year ................ $ 1.28  $  1.28   $    1.11
                                                ======  =======   =========
Units outstanding, end of period/year .........  7,360   12,361     315,623
                                                ======  =======   =========

                                                                         Scudder Bond Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $13.94   $12.73   $   13.02   $   12.37   $    11.48   $    11.30
                                                ======   ======   =========   =========   ==========   ==========
Unit value, end of period/year ................ $14.22   $13.94   $   12.73   $   13.02   $    12.37   $    11.48
                                                ======   ======   =========   =========   ==========   ==========
Units outstanding, end of period/year .........    327    1,370      20,522      26,966        7,927        3,877
                                                ======   ======   =========   =========   ==========   ==========

                                                                    Scudder Capital Growth Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $42.97   $48.17   $   36.07   $   29.64   $    22.11   $    18.64
                                                ======   ======   =========   =========   ==========   ==========
Unit value, end of period/year ................ $37.43   $42.97   $   48.17   $   36.07   $    29.64   $    22.11
                                                ======   ======   =========   =========   ==========   ==========
Units outstanding, end of period/year .........  2,008    5,097     172,063     171,014      159,853       73,641
                                                ======   ======   =========   =========   ==========   ==========

                                                                     Scudder International Fund
                                                -----------------------------------------------------------------
                                                 2001     2000       1999       1998         1997         1996
                                                ------   ------   ---------   ---------   ----------   ----------
Unit value, beginning of period/year .......... $20.02   $25.83   $   16.93   $   14.46   $     13.43   $   11.85
                                                ======   ======   =========   =========   ===========   =========
Unit value, end of period/year ................ $16.23   $20.02   $   25.83   $   16.93   $     14.46   $   13.43
                                                ======   ======   =========   =========   ===========   =========
Units outstanding, end of period/year .........  1,709    4,608     728,627     105,376        78,166      70,139
                                                ======   ======   =========   =========   ===========   =========

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     American Century
                                              ----------------------------------------------------------
                                                               VP Capital Appreciation Fund
                                              ----------------------------------------------------------
                                                2001     2000      1999      1998      1997       1996
                                              -------   ------   --------   -------   -------   --------
Unit value, beginning of period/year ........ $ 18.82   $17.40   $  10.69   $ 11.04   $ 11.53   $  12.18
                                              =======   ======   ========   =======   =======   ========
Unit value, end of period/year .............. $ 16.08   $18.82   $  17.40   $ 10.69   $ 11.04   $  11.53
                                              =======   ======   ========   =======   =======   ========
Units outstanding, end of period/year .......     575    1,436     87,702    36,061    44,293     67,688
                                              =======   ======   ========   =======   =======   ========

                                                               Calvert Social Balanced Fund
                                              ----------------------------------------------------------
                                                2001     2000      1999      1998      1997       1996
                                              -------   ------   --------   -------   -------   --------
Unit value, beginning of period/year ........ $  3.23   $ 3.37   $   3.04   $  2.65   $  2.23   $   2.01
                                              =======   ======   ========   =======   =======   ========
Unit value, end of period/year .............. $  3.12   $ 3.23   $   3.37   $  3.04   $  2.65   $   2.23
                                              =======   ======   ========   =======   =======   ========
Units outstanding, end of period/year .......   6,626   11,222    252,148   256,931   194,166    100,573
                                              =======   ======   ========   =======   =======   ========

                                                                         Fidelity
                                              ----------------------------------------------------------
                                                                   VIP Equity-Income Fund
                                              ----------------------------------------------------------
                                                2001     2000      1999      1998      1997       1996
                                              -------   ------   --------   -------   -------   --------
Unit value, beginning of period/year ........ $ 34.61   $32.21   $  30.65   $ 27.77   $ 21.93   $  19.43
                                              =======   ======   ========   =======   =======   ========
Unit value, end of period/year .............. $ 34.16   $34.61   $  32.21   $ 30.65   $ 27.77   $  21.93
                                              =======   ======   ========   =======   =======   ========
Units outstanding, end of period/year .......     639    1,717    107,509   115,626    94,213     60,979
                                              =======   ======   ========   =======   =======   ========

                                                                          Fidelity
                                              ----------------------------------------------------------
                                                                     VIP II Contra Fund
                                              ----------------------------------------------------------
                                                2001     2000      1999      1998      1997       1996
                                              -------   ------   --------   -------   -------   --------
Unit value, beginning of period/year ........ $ 29.73   $32.13   $  26.16   $ 20.36   $ 16.59   $  13.85
                                              =======   ======   ========   =======   =======   ========
Unit value, end of period/year .............. $ 26.67   $29.73   $  32.13   $ 26.16   $ 20.36   $  16.59
                                              =======   ======   ========   =======   =======   ========
Units outstanding, end of period/year .......   8,013   10,950    291,542   278,931   212,606    153,360
                                              =======   ======   ========   =======   =======   ========

                                                                          Fidelity
                                              ----------------------------------------------------------
                                                                  VIP II Asset Manager Fund
                                              ----------------------------------------------------------
                                                2001     2000      1999      1998      1997       1996
                                              -------   ------   --------   -------   -------   --------
Unit value, beginning of period/year ........ $25,14    $26.40   $  24.04   $ 21.14   $ 17.72   $  15.66
                                              =======   ======   ========   =======   =======   ========
Unit value, end of period/year .............. $ 24.14   $25.14   $  26.40   $ 24.04   $ 21.14   $  17.72
                                              =======   ======   ========   =======   =======   ========
Units outstanding, end of period/year .......   2,484    3,238     75,850    68,139    65,125     36,872
                                              =======   ======   ========   =======   =======   ========

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049